LONG-TERM INCENTIVE COMPENSATION (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Performance Units (PUs)
Number of awards
Number of units unvested, beginning balance	795,200
Number of units, granted at target	183,600
Number of units, forfeited/cancelled	(288,900)
Number of units unvested, ending balance	689,900	795,200
Fair value		$ 9.8	$ 0.3
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 41.32
Weighted-average grant-date fair value, granted at target	$ 47.85
Weighted-average grant-date fair value, vested	$ 47.85	$ 52.93	$ 34.43
Weighted-average grant-date fair value, forfeited/Cancelled	$ 41.59
Weighted-average grant-date fair value unvested, ending balance	$ 40.16	$ 41.32
Market-leveraged stock units (MSUs)
Number of awards
Number of units unvested, beginning balance	330,100
Number of units, granted at target	338,100
Number of units, Granted for above-target performance	33,300
Number of units, vested	(109,600)
Number of units, forfeited/cancelled	(40,100)
Number of units unvested, ending balance	551,800	330,100
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 51.40
Weighted-average grant-date fair value, granted at target	$ 52.76	$ 51.40
Weighted-average grant-date fair value, Adjustment for above-target performance	$ 51.40
Weighted-average grant-date fair value, vested	$ 51.40
Weighted-average grant-date fair value, forfeited/Cancelled	$ 53.11
Weighted-average grant-date fair value unvested, ending balance	$ 52.18	$ 51.40
Restricted Stock Units (RSUs)
Number of awards
Number of units unvested, beginning balance	681,000
Number of units, granted at target	48,900
Number of units, vested	(301,100)
Number of units, forfeited/cancelled	(40,800)
Number of units unvested, ending balance	388,000	681,000
Fair value	$ 9.5	$ 15.9	$ 12.5
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 31.06
Weighted-average grant-date fair value, granted at target	$ 45.91	$ 38.72	$ 27.88
Weighted-average grant-date fair value, vested	$ 31.41
Weighted-average grant-date fair value, forfeited/Cancelled	$ 31.53
Weighted-average grant-date fair value unvested, ending balance	$ 32.70	$ 31.06